RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
RELATED PARTY TRANSACTIONS
Fees expensed for officers and directors of the company	$ 486,000	$ 660,000	$ 660,000
Fee payable	$ 3,682,687	$ 3,222,517